Property and Equipment, net (Narrative) (Details) - DSS $ in Thousands, € in Millions	1 Months Ended
	Nov. 30, 2021 EUR (€)	Nov. 30, 2021 USD ($)
Percentage of land acquired	33.33%	33.33%
Purchase price of land | €	€ 1.1
Payments To Acquire Land Held For Use | $		$ 1,358